Share-based payments (Details)		1 Months Ended									12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020 EquityInstruments Y € / shares	Oct. 31, 2020 EquityInstruments Y € / shares	Jun. 30, 2020 EquityInstruments Y € / shares	Apr. 30, 2020 EquityInstruments Y € / shares	Dec. 31, 2019 EquityInstruments Y € / shares	Nov. 30, 2019 EquityInstruments Y € / shares	Jun. 30, 2019 EquityInstruments Y € / shares	Dec. 31, 2018 EquityInstruments Y € / shares	Jun. 30, 2018 EquityInstruments Y € / shares	Dec. 31, 2020 EquityInstruments Y € / shares shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion | shares											1
Number of options granted		908,362	196,500	550,090	142,700	921,885	19,800	423,487	861,575	178,900	1,797,652	1,365,172	1,040,475
Vesting period	36 months										24 months
Exercise price per stock options | € / shares		€ 247.6	€ 200.22	€ 196.15	€ 119.53	€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 247.6	€ 135.75	€ 86.32
Outstanding stock options		5,365,743				4,358,069			3,536,651		5,365,743	4,358,069	3,536,651	2,862,216
Time period for beneficiaries to choose contractual term		60 days
Option life (in years) | Y							6.50	8.59	7.83	7.36
Number of share options granted being used to pay tax by transferring the economic benefits | shares											126,982
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%										33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	2.80%										4.16%
Percentage of stock options granted	67.00%										75.00%
3.95 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 3.95									€ 3.95
Outstanding stock options						7,210			18,200			7,210	18,200
3.95 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 3.95									€ 3.95
Outstanding stock options		6,238				6,238			6,895		6,238	6,238	6,895
2.44 - Expiry date 2024 option 1 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 2.44									€ 2.44
Outstanding stock options		165,693				211,769			294,400		165,693	211,769	294,400
2.44 - Expiry date 2024 option 2 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 2.44									€ 2.44
Outstanding stock options		100,086				102,696			144,703		100,086	102,696	144,703
7.17 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 7.17									€ 7.17
Outstanding stock options		294,167				335,067			407,061		294,167	335,067	407,061
11.44 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 11.44									€ 11.44
Outstanding stock options		21,500				39,000			39,000		21,500	39,000	39,000
10.34 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 10.34									€ 10.34
Outstanding stock options		950				3,000			3,000		950	3,000	3,000
9.47 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 9.47									€ 9.47
Outstanding stock options		114,232				185,832			226,323		114,232	185,832	226,323
11.38 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 11.38									€ 11.38
Outstanding stock options		45,000				45,000			50,415		45,000	45,000	50,415
135.75 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 135.75									€ 135.75
Outstanding stock options		195,452				204,430					195,452	204,430
135.75 | 2029
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 135.75									€ 135.75
Outstanding stock options		692,914				717,455					692,914	717,455
11.47 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 11.47									€ 11.47
Outstanding stock options		127,252				219,791			257,616		127,252	219,791	257,616
14.13 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 14.13									€ 14.13
Outstanding stock options		176,426				258,746			315,102		176,426	258,746	315,102
18.41 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 18.41									€ 18.41
Outstanding stock options		102,479				108,613			114,019		102,479	108,613	114,019
21.17 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 21.17									€ 21.17
Outstanding stock options		460,701				565,798			628,292		460,701	565,798	628,292
80.82 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 80.82									€ 80.82
Outstanding stock options		85,077				94,100			94,600		85,077	94,100	94,600
80.82 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 80.82									€ 80.82
Outstanding stock options		49,532				73,100			75,450		49,532	73,100	75,450
86.32 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 86.32									€ 86.32
Outstanding stock options		325,661				366,260			369,760		325,661	366,260	369,760
86.32 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 86.32									€ 86.32
Outstanding stock options		381,317				402,714			491,815		381,317	402,714	491,815
113.49 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 113.49									€ 113.49
Outstanding stock options		111,174				111,690					111,174	111,690
113.49 | 2029 | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 113.49									€ 113.49
Outstanding stock options		163,410				299,560					163,410	299,560
119.53 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 119.53									€ 119.53
Outstanding stock options		19,000									19,000
119.53 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 119.53									€ 119.53
Outstanding stock options		123,700									123,700
196.15 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 196.15									€ 196.15
Outstanding stock options		131,770									131,770
196.15 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 196.15									€ 196.15
Outstanding stock options		325,150									325,150
200.22 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 200.22									€ 200.22
Outstanding stock options		32,100									32,100
200.22 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 200.22									€ 200.22
Outstanding stock options		175,200									175,200
247.60 | 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 247.60									€ 247.60
Outstanding stock options		31,200									31,200
247.60 | 2025/2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares		€ 247.60									€ 247.60
Outstanding stock options		908,362									908,362
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term		10 years									10 years
Option life (in years) | Y		6.68	6.68	6.68	6.68	6.5					6.68
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term		5 years									5 years
Option life (in years) | Y		6.15	4	4	4	4